Debt	12 Months Ended
Dec. 31, 2020
Debt [Abstract]
Debt [Text Block]

19Debt

Philips has a USD 2.5 billion Commercial Paper Program and a EUR 1 billion committed standby revolving credit facility that can be used for general group purposes, such as a backstop of its Commercial Paper Program. As of December 31, 2020, Philips did not have any loans outstanding under either facility. The facility does not have a material adverse change clause, has no financial covenants and no credit-rating-related acceleration possibilities. As per 9 March 2020, Philips has established a Euro Medium-Term Note (EMTN) program, a framework that facilitates the issuance of notes for a total amount up to EUR 10 billion.

The provisions applicable to all USD-denominated corporate bonds issued by the company in March 2008 and March 2012 (due 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the company would experience such an event with respect to a series of corporate bonds the company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any. Furthermore, the conditions applicable to the EUR-denominated corporate bonds issued in 2017, 2018 and 2019 (due 2023, 2024, 2026 and 2028) and the new bonds issued in 2020 (due 2025 and 2030) contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued. Philips’ outstanding long-term debt do not contain financial covenants.

In March 2020, Philips issued a EUR 500 million fixed-rate sustainability innovation bond due in 2025 with a coupon rate of 1.375%, and a EUR 500 million fixed-rate bond due in 2030 with a coupon rate of 2.000% under the EMTN program. In 2020, Philips entered into a total amount of EUR 745 million of forward contracts to complete the remainder of the EUR 1.5 billion share buyback program announced on January 29, 2019, with maturity dates in 2021. In addition, Philips entered into a total amount of EUR 174 million of forward contracts in 2020 related to the long-term incentive and employee stock purchase plans announced on January 29,2020, and a total amount of EUR 126 million of forward contracts matured relating to the company's long-term incentive and employee stock purchase plans announced on October 22, 2018.

As of January 1, 2019 lease liabilities of EUR 803 million were recognized upon the adoption of IFRS 16 and additional lease liabilities of EUR 256 million were recognized through December 31, 2019. In May 2019, Philips issued a fixed-rate Green Innovation Bond with an aggregate principal amount of EUR 750 million (0.500%, due 2026). In September 2019, EUR bonds of EUR 500 million were repaid upon their scheduled maturity. In 2019, a total nominal amount of EUR 576 million of forward contracts matured relating to the EUR 1.5 billion share buyback program announced on June 28, 2017. In addition, a total nominal amount of EUR 130 million of forward contracts matured relating to the company's long-term incentive and employee stock purchase plans.

Long-term debt

The below tables present information about the long-term debt outstanding, its maturity and average interest rates in 2020 and 2019.

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	amount outstanding in 2020	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,210		1,210	122	1,088	16.1	6.3%
EUR bonds	3,229		3,229	1,494	1,735	5.4	1.0%
Forward contracts	982	869	113	113		0.9
Lease liability	1,216	267	948	596	352	3.9	2.1%
Bank borrowings	205	1	203	3	200	4.1	0.2%
Other long-term debt	16	15	1	1	-	1.0	0.0%
Long-term debt	6,857	1,153	5,705	2,329	3,376	6.3	2.0%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	amount outstanding in 2019	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,328		1,328		1,328	17.1	6.3%
EUR bonds	2,234		2,234	995	1,239	5.8	0.8%
Forward contracts	188	126	62	62		1.2
Lease liability	1,381	272	1,109	618	491	4.3	2.4%
Bank borrowings	206	1	205	5	200	5.1	0.3%
Other long-term debt	17	17				1.0	1.8%
Long-term debt	5,355	416	4,939	1,681	3,258	8.0	2.5%
Bonds

The below table discloses the amount outstanding and effective rate of bonds.

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

	effective rate	2019	2020
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%	500	500
Due 5/02/2024; 3/4%	0.861%	500	500
Due 22/05/2026; 1/2%	0.608%	750	750
Due 5/02/2028; 1 3/8%	1.523%	500	500
Due 30/03/2025; 1 3/8%	1.509%		500
Due 30/03/2030; 2%	2.128%		500
Unsecured USD Bonds
Due 5/15/2025; 7 3/4%	7.429%	56	51
Due 6/01/2026; 7 1/5%	6.885%	122	111
Due 5/15/2025; 7 1/8%	6.794%	75	68
Due 11/03/2038; 6 7/8%	7.210%	648	591
Due 3/15/2042; 5%	5.273%	446	407
Adjustments1)		(35)	(39)
Unsecured Bonds		3,562	4,439

1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.
Leases

The following table presents a reconciliation between the total of future minimum lease payments and their present value.

Philips Group

Lease liabilities

in millions of EUR

	2019			2020
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	292	20	272	290	23	267
Between one and five years	698	80	618	651	55	596
More than five years	543	52	491	384	31	352
Lease liability	1,533	152	1,381	1,325	109	1,216

Short-term debt

Philips Group

Short-term debt

in millions of EUR

	2019	2020
Short-term bank borrowings	92	76
Current portion of long-term debt	416	1,153
Short-term debt	508	1,229

During 2020, the weighted average interest rate on the bank borrowings was 5.9% (2019: 14.2%). This decrease was driven by both lower interest rates overall and a lower relative amount of borrowings in high interest rate countries compared with the prior year.